Cover	Aug. 15, 2022
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 15, 2022
Entity Tax Identification Number	85-2560226
City Area Code	844
Local Phone Number	654-26422101 E. El Segundo Blvd., Suite 205,El Segundo,California90245(Former Name or Former Address, if Changed Since Last Report)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-39755
Entity Incorporation, State or Country Code	DE
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Amendment Flag	true
Entity Central Index Key	0001821769
Entity Address, Address Line One	3520 Challenger Street,
Entity Address, City or Town	Torrance,
Entity Address, Postal Zip Code	90503-1640
Entity Registrant Name	Navitas Semiconductor Corporation
Entity Address, State or Province	CA
Amendment Description	EXPLANATORY NOTEThis amendment no. 1 on Form 8-K/A is being filed by Navitas Semiconductor Corporation (“Navitas” or the “Company”) to amend its current report on Form 8-K filed on August 15, 2022. As reported in the initial Form 8-K, Navitas completed its acquisition (the “Acquisition”) of GeneSiC Semiconductor Inc., a Delaware corporation (“GeneSiC”), on August 15, 2022. The financial statements required by Item 9.01(a) and (b) of Form 8‑K in connection with the Acquisition were not included in the initial report. Rather, as permitted by the instructions to Item 9.01, Navitas is filing this amendment to include the required financial statements and pro forma financial information. Except as so amended, all of the information in the initial current report on Form 8-K (including exhibits) is unchanged. Also, except as specifically described herein, this amendment does not describe events occurring after our filing of the initial Form 8‑K, or modify or update disclosures in the initial Form 8-K (including exhibits) affected by such subsequent events. This amendment should be read in conjunction with the initial Form 8-K and our other SEC filings.
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Former Address
Document Information [Line Items]
Entity Address, Address Line One	2101 E. El Segundo Blvd., Suite 205,
Entity Address, City or Town	El Segundo,
Entity Address, Postal Zip Code	90245
Entity Address, State or Province	CA